Other non-current assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Long-term wireless device financing plan receivables	$ 410	$ 401
Long-term receivables	430	331
Derivative assets	224	116
Publicly-traded and privately-held investments	877	587
Investments	225	216
Other	123	63
Total other non-current assets	$ 2,289	$ 1,714